CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net unrealized gains on available-for-sale investments, net	$ 229	$ (2,245)	$ 944